Inventories	12 Months Ended
Dec. 31, 2017
Inventories [abstract]
Inventories

9. Inventories

	December 31,	December 31,
	2017	2016
Concentrate stockpiles	$2,594	$1,285
Ore stockpiles	4,144	2,659
Materials and supplies	11,015	9,628
Inventories	$17,753	$13,572

During the year ended December 31, 2017, the Company expensed $156,614 (2016 – $127,984), of inventories to cost of sales and wrote down $985 (2016 - $nil) of spare parts inventory to their net realizable value.